Trade receivables - Additional Information (Detail)	12 Months Ended
Mar. 31, 2021
Bottom of range | Non-current Trade Receivables
Trade receivables [Line Items]
Trade receivables, Collection period	13 years
Interest rate on Trade receivables	8.25%
Bottom of range | Current Trade Receivables
Trade receivables [Line Items]
Trade receivables, Collection period	7 days
Top of range | Non-current Trade Receivables
Trade receivables [Line Items]
Trade receivables, Collection period	25 years
Interest rate on Trade receivables	10.41%
Top of range | Current Trade Receivables
Trade receivables [Line Items]
Trade receivables, Collection period	60 days